SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


07-19   CEE      1500     10.3867      13.33 	     Weeden & Co
07-20	  " "      1300     10.4000      13.04             " "
07-23   " "      1500     10.4233      13.08             " "
07-24   " "      1300     10.3554      12.97 		   " "
07-25   " "       500     10.2500      12.93             " "
07-26	  " "      1500     10.2607      13.13 	   	   " "
07-27   " "      1300     10.2654      13.26             " "
07-30	  " "       300     10.4300      13.28 	   	   " "
07-31   " "       500     10.4000      13.13             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          08/01/01